AB Bond Fund, Inc.

AB Short Duration Income Portfolio

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 47.5%
Mexico – 0.4%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	3,550	$197,857

Peru – 0.7%
Peru Government Bond 6.35%, 08/12/2028	PEN	880	302,760

United States – 46.4%
U.S. Treasury Bonds 6.125%, 11/15/2027(a)	U.S.$	859	1,166,088
U.S. Treasury Notes 0.50%, 10/31/2027		641	630,290
0.625%, 05/15/2030-08/15/2030		3,426	3,289,445
1.125%, 02/28/2022(b)		335	339,020
1.50%, 10/31/2024(a)		1,118	1,169,427
1.625%, 10/31/2026		1,427	1,511,951
1.625%, 08/15/2029(b)		3,198	3,374,312
2.00%, 05/31/2024		2,060	2,181,347
2.125%, 05/31/2026		1,245	1,351,214
2.25%, 11/15/2024		791	849,830
2.875%, 08/15/2028(a)		435	499,132
3.125%, 11/15/2028(a)		4,298	5,028,543

			21,390,599

Total Governments - Treasuries (cost $21,492,488)			21,891,216

MORTGAGE PASS-THROUGHS – 26.1%
Agency Fixed Rate 30-Year – 26.1%
Federal National Mortgage Association Series 2020 2.50%, 09/01/2050		1,466	1,553,632
Government National Mortgage Association Series 2021 3.00%, 02/01/2051, TBA		652	683,571
Uniform Mortgage-Backed Security Series 2021 2.00%, 02/01/2051, TBA		490	505,702
3.00%, 02/01/2051, TBA		1,927	2,026,321
3.50%, 02/01/2051, TBA		6,830	7,255,607

Total Mortgage Pass-Throughs (cost $11,994,822)			12,024,833

COLLATERALIZED MORTGAGE OBLIGATIONS – 15.0%
Risk Share Floating Rate – 14.4%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.88% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (d)		150	150,290
Series 2019-1A, Class M2 2.83% (LIBOR 1 Month + 2.70%), 03/25/2029(c) (d)		152	150,334

	Principal Amount (000)		U.S. $ Value

Series 2019-3A, Class M1B 1.73% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (d)	U.S.$	150	$150,256
Series 2019-4A, Class M2 2.98% (LIBOR 1 Month + 2.85%), 10/25/2029(c) (d)		150	151,255
Series 2020-2A, Class M1C 4.13% (LIBOR 1 Month + 4.00%), 08/26/2030(c) (d)		150	153,717
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2 2.43% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (d)		16	15,657
Series 2019-R03, Class 1M2 2.28% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (d)		23	22,972
Series 2019-R05, Class 1M2 2.13% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (d)		15	15,510
Series 2019-R06, Class 2M2 2.23% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (d)		35	35,564
Series 2020-R02, Class 2M1 0.88% (LIBOR 1 Month + 0.75%), 01/25/2040(c) (d)		32	31,835
Eagle Re Ltd. Series 2020-2, Class M1B 4.13% (LIBOR 1 Month + 4.00%), 10/25/2030(c) (d)		150	152,639
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN4, Class M3 4.68% (LIBOR 1 Month + 4.55%), 10/25/2024(c)		128	131,083
Series 2015-DNA3, Class M3 4.83% (LIBOR 1 Month + 4.70%), 04/25/2028(c)		232	241,974
Series 2015-HQA1, Class M3 4.83% (LIBOR 1 Month + 4.70%), 03/25/2028(c)		182	188,459
Series 2016-DNA4, Class M3 3.93% (LIBOR 1 Month + 3.80%), 03/25/2029(c)		238	246,943
Series 2017-DNA1, Class M2 3.38% (LIBOR 1 Month + 3.25%), 07/25/2029(c)		239	246,926
Series 2017-DNA2, Class M2 3.58% (LIBOR 1 Month + 3.45%), 10/25/2029(c)		400	412,905
Series 2018-DNA1, Class M2 1.93% (LIBOR 1 Month + 1.80%), 07/25/2030(c)		76	75,686

	Principal Amount (000)		U.S. $ Value

Series 2018-HQA1, Class M2 2.43% (LIBOR 1 Month + 2.30%), 09/25/2030(c)	U.S.$	111	$111,373
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (d)		10	10,450
Series 2019-DNA4, Class M2 2.08% (LIBOR 1 Month + 1.95%), 10/25/2049(c) (d)		28	28,445
Series 2019-HQA1, Class M2 2.48% (LIBOR 1 Month + 2.35%), 02/25/2049(c) (d)		14	14,229
Series 2020-DNA1, Class M2 1.83% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (d)		145	144,384
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.03% (LIBOR 1 Month + 4.90%), 11/25/2024(c)		182	187,831
Series 2015-C02, Class 1M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		45	46,458
Series 2015-C02, Class 2M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		26	26,163
Series 2015-C03, Class 1M2 5.13% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		52	53,767
Series 2015-C04, Class 2M2 5.68% (LIBOR 1 Month + 5.55%), 04/25/2028(c)		4	3,812
Series 2016-C01, Class 1M2 6.88% (LIBOR 1 Month + 6.75%), 08/25/2028(c)		116	123,422
Series 2016-C01, Class 2M2 7.08% (LIBOR 1 Month + 6.95%), 08/25/2028(c)		15	16,153
Series 2016-C04, Class 1M2 4.38% (LIBOR 1 Month + 4.25%), 01/25/2029(c)		262	272,608
Series 2016-C05, Class 2M2 4.58% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		114	118,178
Series 2017-C02, Class 2B1 5.63% (LIBOR 1 Month + 5.50%), 09/25/2029(c)		24	25,568
Series 2017-C02, Class 2M2 3.78% (LIBOR 1 Month + 3.65%), 09/25/2029(c)		353	362,640
Series 2017-C04, Class 2M2 2.98% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		63	63,859

	Principal Amount (000)		U.S. $ Value

Series 2017-C05, Class 1M2 2.33% (LIBOR 1 Month + 2.20%), 01/25/2030(c)	U.S.$	55	$54,845
Series 2017-C07, Class 2M2 2.63% (LIBOR 1 Month + 2.50%), 05/25/2030(c)		107	107,340
Series 2018-C01, Class 1B1 3.68% (LIBOR 1 Month + 3.55%), 07/25/2030(c)		180	183,827
Series 2018-C04, Class 2M2 2.68% (LIBOR 1 Month + 2.55%), 12/25/2030(c)		105	106,231
HMIR Series 2021-1, Class M1B 1.83% (LIBOR 1 Month + 1.55%), 07/25/2033(c) (d)		250	250,000
Home Re Ltd. Series 2018-1, Class M1 1.73% (LIBOR 1 Month + 1.60%), 10/25/2028(c) (d)		44	44,454
Series 2020-1, Class M2 5.38% (LIBOR 1 Month + 5.25%), 10/25/2030(c) (d)		150	155,167
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.03% (LIBOR 1 Month + 1.90%), 11/26/2029(c) (d)		160	160,219
Series 2019-1, Class M2 3.03% (LIBOR 1 Month + 2.90%), 11/26/2029(c) (d)		150	144,572
Oaktown Re II Ltd. Series 2018-1A, Class M1 1.68% (LIBOR 1 Month + 1.55%), 07/25/2028(c) (d)		31	31,004
Oaktown Re III Ltd. Series 2019-1A, Class M1B 2.08% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (d)		150	150,485
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.828% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		46	46,293
Radnor Re Ltd. Series 2019-1, Class M1B 2.08% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (d)		96	95,959
Series 2019-2, Class M1B 1.88% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (d)		305	305,384
Series 2020-1, Class M1A 1.08% (LIBOR 1 Month + 0.95%), 02/25/2030(c) (d)		150	149,955
Series 2020-1, Class M1B 1.58% (LIBOR 1 Month + 1.45%), 02/25/2030(c) (d)		150	150,294

	Principal Amount (000)		U.S. $ Value

Series 2020-1, Class M1C 1.88% (LIBOR 1 Month + 1.75%), 02/25/2030(c) (d)	U.S.$	150	$150,092
Triangle Re Ltd. Series 2020-1, Class M1C 4.63% (LIBOR 1 Month + 4.50%), 10/25/2030(c) (d)		150	153,933

			6,623,399

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(f)		119	26,259
Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(f)		319	16,473
Series 2016-26, Class IO 5.00%, 05/25/2046(f)		264	44,743
Series 2016-31, Class IO 5.00%, 06/25/2046(f)		338	54,487
Series 2016-64, Class BI 5.00%, 09/25/2046(f)		44	7,336

			149,298

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 5.974% (6.10% – LIBOR 1 Month), 08/15/2044(c) (g)		157	30,769
Series 4906, Class SA 5.902% (6.05% – LIBOR 1 Month), 09/25/2049(c) (g)		153	30,898
Federal National Mortgage Association REMICs Series 2010-129, Class PS 6.57% (6.70% – LIBOR 1 Month), 11/25/2038(c) (g)		13	66
Series 2012-17, Class ES 6.402% (6.55% – LIBOR 1 Month), 03/25/2041(c) (g)		132	18,398
Series 2012-17, Class SE 5.802% (5.95% – LIBOR 1 Month), 03/25/2042(c) (g)		90	22,887
Series 2019-25, Class SA 5.92% (6.05% – LIBOR 1 Month), 06/25/2049(c) (g)		74	16,170
Series 2019-42, Class SQ 5.92% (6.05% – LIBOR 1 Month), 08/25/2049(c) (g)		84	14,688

			133,876

Total Collateralized Mortgage Obligations (cost $6,848,736)			6,906,573

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 9.3%
Canada – 9.3%
Canada Housing Trust No. 1 1.95%, 12/15/2025(d)	CAD	4,430	$3,683,196
2.65%, 12/15/2028(d)		690	607,060

Total Governments - Sovereign Agencies (cost $4,148,275)			4,290,256

CORPORATES - INVESTMENT GRADE – 8.5%
Financial Institutions – 4.8%
Banking – 3.8%
AIB Group PLC 4.75%, 10/12/2023(d)	U.S.$	200	219,864
Banco de Credito del Peru 3.125%, 07/01/2030(d)		39	39,976
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(d)		150	171,562
Banco Santander SA 5.179%, 11/19/2025		200	233,036
Capital One Financial Corp. Series E 4.025% (LIBOR 3 Month + 3.80%), 03/01/2021(c) (h)		6	5,962
CIT Group, Inc. 3.929%, 06/19/2024		15	15,950
Citigroup, Inc. Series Q 4.316% (LIBOR 3 Month + 4.10%), 05/15/2021(c) (h)		5	4,994
Danske Bank A/S 5.375%, 01/12/2024(d)		200	225,282
ING Groep NV 6.875%, 04/16/2022(d) (h)		200	208,444
Morgan Stanley Series G 4.00%, 07/23/2025		125	141,682
Series H 3.851% (LIBOR 3 Month + 3.61%), 04/15/2021(c) (h)		7	6,975
Series J 4.051% (LIBOR 3 Month + 3.81%), 04/15/2021(c) (h)		7	7,001
Nationwide Building Society 3.622%, 04/26/2023(d)		200	207,316
PNC Financial Services Group, Inc. (The) Series O 6.75%, 08/01/2021(h)		8	8,146
Santander Holdings USA, Inc. 4.40%, 07/13/2027		108	123,818

	Principal Amount (000)		U.S. $ Value

Truist Financial Corp. Series P 4.95%, 09/01/2025(h)	U.S.$	107	$117,006

			1,737,014

Finance – 0.7%
Aircastle Ltd. 2.85%, 01/26/2028(d)		5	4,893
4.125%, 05/01/2024		8	8,472
4.25%, 06/15/2026		2	2,146
4.40%, 09/25/2023		16	17,107
5.00%, 04/01/2023		3	3,223
5.25%, 08/11/2025(d)		52	57,897
Aviation Capital Group LLC 1.95%, 01/30/2026(d)		4	3,969
3.50%, 11/01/2027(d)		8	8,423
3.875%, 05/01/2023(d)		11	11,577
4.125%, 08/01/2025(d)		16	17,360
4.375%, 01/30/2024(d)		26	28,030
5.50%, 12/15/2024(d)		77	87,027
Synchrony Financial 2.85%, 07/25/2022		23	23,727
4.375%, 03/19/2024		15	16,453
4.50%, 07/23/2025		21	23,591

			313,895

Insurance – 0.3%
Centene Corp. 4.75%, 01/15/2025		40	41,045
Voya Financial, Inc. 5.65%, 05/15/2053		101	107,017

			148,062

REITS – 0.0%
Sabra Health Care LP 4.80%, 06/01/2024		11	12,036

			2,211,007

Industrial – 3.7%
Basic – 0.0%
Arconic Corp. 6.00%, 05/15/2025(d)		15	16,135
Vale Overseas Ltd. 3.75%, 07/08/2030		2	2,186

			18,321

Capital Goods – 0.4%
General Electric Co. 3.45%, 05/01/2027		133	148,888
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		7	7,519
4.40%, 03/15/2024		8	8,792

			165,199

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 07/23/2022	U.S.$	130	$136,560
ViacomCBS, Inc. 3.70%, 08/15/2024		26	28,452

			165,012

Consumer Cyclical - Automotive – 0.7%
General Motors Financial Co., Inc. 3.25%, 01/05/2023		75	78,462
3.70%, 05/09/2023		84	88,996
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(d)		18	19,439
Hyundai Capital America 5.875%, 04/07/2025(d)		121	142,897
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(d)		7	7,181
2.80%, 01/13/2022(d)		4	4,073
3.45%, 03/15/2023(d)		6	6,297

			347,345

Consumer Cyclical – Other – 0.0%
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		14	16,238

Consumer Cyclical - Retailers – 0.1%
Ross Stores, Inc. 4.70%, 04/15/2027		26	30,544

Consumer Non-Cyclical – 0.2%
BAT Capital Corp. 4.70%, 04/02/2027		32	37,450
Cigna Corp. 3.00%, 07/15/2023		60	63,478

			100,928

Energy – 0.9%
Cenovus Energy, Inc. 5.375%, 07/15/2025		28	31,609
Continental Resources, Inc./OK 5.75%, 01/15/2031(d)		41	44,358
Ecopetrol SA 5.875%, 05/28/2045		4	4,540
6.875%, 04/29/2030		45	55,980
Energy Transfer Operating LP 5.50%, 06/01/2027		80	94,496
ONEOK, Inc. 2.20%, 09/15/2025		17	17,643
5.85%, 01/15/2026		73	87,192
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		16	17,938
4.65%, 10/15/2025		41	45,876

	Principal Amount (000)		U.S. $ Value

Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026	U.S.$	8	$8,768

			408,400

Services – 0.1%
Booking Holdings, Inc. 4.10%, 04/13/2025		31	34,970
Expedia Group, Inc. 6.25%, 05/01/2025(d)		8	9,242

			44,212

Technology – 0.5%
Broadcom, Inc. 1.95%, 02/15/2028(d)		114	114,376
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, 06/18/2026(d)		120	136,272

			250,648

Transportation - Airlines – 0.4%
Delta Air Lines, Inc. 7.00%, 05/01/2025(d)		42	48,668
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(d)		24	25,656
Southwest Airlines Co. 5.25%, 05/04/2025		92	105,609

			179,933

			1,726,780

Total Corporates - Investment Grade (cost $3,590,543)			3,937,787

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.4%
Non-Agency Fixed Rate CMBS – 7.6%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(d)		100	89,733
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.344%, 05/15/2052(f)		995	93,555
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.453%, 02/15/2050(f)		1,489	102,479
CD Mortgage Trust Series 2016-CD1, Class XA 1.386%, 08/10/2049(f)		1,766	101,307
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.668%, 05/10/2058(f)		93	6,286
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class XA 1.036%, 04/10/2048(f)		2,493	93,529

	Principal Amount (000)		U.S. $ Value

Series 2016-P3, Class XA 1.699%, 04/15/2049(f)	U.S.$	1,093	$69,967
Series 2017-P7, Class XA 1.114%, 04/14/2050(f)		982	51,022
Commercial Mortgage Trust Series 2012-CR5, Class C 4.32%, 12/10/2045(d)		100	99,718
Series 2013-CR6, Class C 3.777%, 03/10/2046(d)		112	111,491
Series 2014-CR16, Class D 4.938%, 04/10/2047(d)		100	93,391
Series 2015-CR27, Class XA 0.935%, 10/10/2048(f)		1,300	48,045
Series 2016-DC2, Class XA 0.976%, 02/10/2049(f)		3,113	122,062
CSAIL Commercial Mortgage Trust Series 2015-C1, Class D 3.764%, 04/15/2050(d)		100	73,676
GS Mortgage Securities Trust Series 2012-GC6, Class D 5.651%, 01/10/2045(d)		85	73,603
Series 2013-GC13, Class D 4.084%, 07/10/2046(d)		100	84,444
Series 2014-GC22, Class D 4.692%, 06/10/2047(d)		40	30,902
Series 2016-GS3, Class XA 1.218%, 10/10/2049(f)		1,361	75,000
Series 2017-GS5, Class XA 0.806%, 03/10/2050(f)		1,536	66,610
Series 2017-GS7, Class XA 1.12%, 08/10/2050(f)		3,421	188,019
Series 2019-GC39, Class XA 1.138%, 05/10/2052(f)		4,686	324,917
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class A3 4.07%, 11/15/2043(d)		143	143,391
Series 2012-C8, Class E 4.67%, 10/15/2045(d)		100	67,122
Series 2012-LC9, Class G 4.419%, 12/15/2047(d)		100	70,882
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	110,002
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.702%, 08/15/2046(d)		75	58,076
Series 2014-C21, Class D 4.658%, 08/15/2047(d)		100	89,123
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class B 3.708%, 05/15/2046		110	113,974

	Principal Amount (000)		U.S. $ Value

UBS Commercial Mortgage Trust
Series 2012-C1, Class D 5.569%, 05/10/2045(d)	U.S.$	125	$97,406
Series 2017-C1, Class XA 1.525%, 06/15/2050(f)		1,254	92,111
Series 2017-C2, Class XA 1.063%, 08/15/2050(f)		2,621	127,491
Series 2019-C18, Class XA 1.042%, 12/15/2052(f)		1,289	87,986
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.307%, 04/10/2046(d)		81	59,396

Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class XA 1.216%, 01/15/2059(f)		895	43,922
Series 2016-C35, Class XA 1.925%, 07/15/2048(f)		1,221	95,607
Series 2016-LC24, Class XA 1.654%, 10/15/2049(f)		912	64,643
Series 2019-C52, Class XA 1.617%, 08/15/2052(f)		991	104,572
WFRBS Commercial Mortgage Trust
Series 2011-C4, Class D 5.193%, 06/15/2044(d)		60	53,468
Series 2011-C4, Class E 5.193%, 06/15/2044(d)		25	15,154

			3,494,082

Non-Agency Floating Rate CMBS – 0.8%
BFLD
Series 2019-DPLO, Class D 1.966% (LIBOR 1 Month + 1.84%), 10/15/2034(c) (d)		59	58,408
Series 2019-DPLO, Class E 2.366% (LIBOR 1 Month + 2.24%), 10/15/2034(c) (d)		10	9,860
CLNY Trust Series 2019-IKPR, Class D 2.152% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (d)		120	113,401
Great Wolf Trust Series 2019-WOLF, Class D 2.059% (LIBOR 1 Month + 1.93%), 12/15/2036(c) (d)		45	44,176
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 4.126% (LIBOR 1 Month + 4.00%), 05/15/2036(c) (d)		133	89,209

	Principal Amount (000)		U.S. $ Value

Starwood Retail Property Trust Series 2014-STAR, Class A 1.597% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (d)	U.S.$	89	$65,589

			380,643

Total Commercial Mortgage-Backed Securities (cost $4,086,322)			3,874,725

CORPORATES - NON-INVESTMENT GRADE – 7.8%
Industrial – 7.2%
Basic – 0.4%
Arconic Corp. 6.125%, 02/15/2028(d)		6	6,440
Cleveland-Cliffs, Inc. 9.875%, 10/17/2025(d)		35	41,243
Graphic Packaging International LLC 4.75%, 07/15/2027(d)		6	6,623
Hecla Mining Co. 7.25%, 02/15/2028		29	31,331
Kaiser Aluminum Corp. 6.50%, 05/01/2025(d)		11	11,755
United States Steel Corp. 12.00%, 06/01/2025(d)		54	62,831
WR Grace & Co-Conn 4.875%, 06/15/2027(d)		19	19,933

			180,156

Capital Goods – 0.5%
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(d)		28	26,492
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(d)		7	6,882
Energizer Holdings, Inc. 4.75%, 06/15/2028(d)		16	16,672
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(d)		23	24,168
GFL Environmental, Inc. 3.75%, 08/01/2025(d)		10	10,230
5.125%, 12/15/2026(d)		2	2,122
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(d)		12	12,162
SPX FLOW, Inc. 5.875%, 08/15/2026(d)		35	36,525
Tervita Corp. 11.00%, 12/01/2025(d)		22	24,072
TransDigm, Inc. 8.00%, 12/15/2025(d)		35	38,272
Triumph Group, Inc. 8.875%, 06/01/2024(d)		17	18,683

	Principal Amount (000)		U.S. $ Value

Wesco Distribution, Inc. 7.125%, 06/15/2025(d)	U.S.$	16	$17,437

			233,717

Communications - Media – 0.2%
DISH DBS Corp. 5.00%, 03/15/2023		8	8,241
Meredith Corp. 6.875%, 02/01/2026		10	10,117
Scripps Escrow II, Inc. 5.375%, 01/15/2031(d)		21	21,212
TEGNA, Inc. 4.75%, 03/15/2026(d)		25	26,506
Univision Communications, Inc. 5.125%, 02/15/2025(d)		4	4,014
9.50%, 05/01/2025(d)		20	21,873

			91,963

Communications - Telecommunications – 0.0%
Frontier Communications Corp. 6.75%, 05/01/2029(d)		10	10,578

Consumer Cyclical - Automotive – 0.8%
Adient US LLC 9.00%, 04/15/2025(d)		40	44,759
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(d)		3	3,193
8.50%, 05/15/2027(d)		8	8,469
Ford Motor Co. 8.50%, 04/21/2023		90	100,795
9.00%, 04/22/2025		27	32,852
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(d)	EUR	116	149,943
Meritor, Inc. 6.25%, 06/01/2025(d)	U.S.$	5	5,353
Tenneco, Inc. 7.875%, 01/15/2029(d)		26	29,272

			374,636

Consumer Cyclical - Entertainment – 1.2%
Carnival Corp. 7.625%, 03/01/2026(d)		48	50,771
11.50%, 04/01/2023(d)		66	74,930
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(d)		89	92,589
NCL Corp. Ltd. 5.875%, 03/15/2026(d)		33	32,659
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(d)		47	53,006
11.50%, 06/01/2025(d)		78	90,257

	Principal Amount (000)		U.S. $ Value

SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(d)	U.S.$	20	$21,606
9.50%, 08/01/2025(d)		32	34,579
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(d)		21	22,638
Vail Resorts, Inc. 6.25%, 05/15/2025(d)		11	11,722
Viking Cruises Ltd. 5.875%, 09/15/2027(d)		12	11,596
13.00%, 05/15/2025(d)		16	18,694
Viking Ocean Cruises Ship Vii 5.625%, 02/15/2029(d)		14	13,980

			529,027

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(d)		13	13,748
Boyd Gaming Corp. 8.625%, 06/01/2025(d)		6	6,620
Caesars Entertainment, Inc. 6.25%, 07/01/2025(d)		18	19,077
Empire Communities Corp. 7.00%, 12/15/2025(d)		18	19,022
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(d)		10	10,534
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(d)		11	11,775
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025(d)		7	7,382
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(d)		24	25,492
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(d)		11	11,330
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(d)		15	16,962
Wyndham Destinations, Inc. 6.625%, 07/31/2026(d)		20	22,318

			164,260

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(d)		25	26,694
IRB Holding Corp. 7.00%, 06/15/2025(d)		26	28,206
Yum! Brands, Inc. 7.75%, 04/01/2025(d)		41	45,007

			99,907

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.5%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(d)	U.S.$	6	$6,417
Dufry One BV 2.50%, 10/15/2024(d)	EUR	100	114,665
L Brands, Inc. 6.875%, 07/01/2025(d)	U.S.$	7	7,628
9.375%, 07/01/2025(d)		10	12,349
Penske Automotive Group, Inc. 3.50%, 09/01/2025		20	20,446
Rite Aid Corp. 7.50%, 07/01/2025(d)		15	15,902
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(d)		30	31,542
Staples, Inc. 7.50%, 04/15/2026(d)		15	15,301
William Carter Co. (The) 5.50%, 05/15/2025(d)		22	23,390

			247,640

Consumer Non-Cyclical – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(d)		21	21,540
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(d)		5	5,360
CHS/Community Health Systems, Inc. 6.625%, 02/15/2025(d)		11	11,582
Legacy LifePoint Health LLC 4.375%, 02/15/2027(d)		23	23,420
6.75%, 04/15/2025(d)		25	26,694
ModivCare, Inc. 5.875%, 11/15/2025(d)		9	9,570
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(d)		24	25,843
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(d)		7	7,641
RP Escrow Issuer LLC 5.25%, 12/15/2025(d)		39	40,494
Tenet Healthcare Corp. 4.875%, 01/01/2026(d)		9	9,390
7.50%, 04/01/2025(d)		29	31,346

			212,880

Energy – 1.4%
Antero Resources Corp. 8.375%, 07/15/2026(d)		22	23,315
Apache Corp. 4.625%, 11/15/2025		6	6,131
4.875%, 11/15/2027		12	12,330

	Principal Amount (000)		U.S. $ Value

Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(d)	U.S.$	22	$23,214
CITGO Petroleum Corp. 6.25%, 08/15/2022(d)		28	27,921
7.00%, 06/15/2025(d)		33	33,427
CNX Resources Corp. 6.00%, 01/15/2029(d)		33	34,100
EnLink Midstream LLC 5.625%, 01/15/2028(d)		48	47,932
EnLink Midstream Partners LP 4.40%, 04/01/2024		5	4,946
EQT Corp. 8.75%, 02/01/2030		31	39,376
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		15	13,982
8.00%, 01/15/2027		29	27,520
Nabors Industries Ltd. 7.25%, 01/15/2026(d)		15	12,102
New Fortress Energy, Inc. 6.75%, 09/15/2025(d)		60	62,620
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(d)		58	58,750
Occidental Petroleum Corp. 2.70%, 02/15/2023		40	39,447
2.90%, 08/15/2024		4	3,880
5.875%, 09/01/2025		10	10,549
8.00%, 07/15/2025		18	20,391
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(d)		40	38,586
Range Resources Corp. 5.00%, 03/15/2023		3	3,010
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(d)		46	45,545
Transocean, Inc. 8.00%, 02/01/2027(d)		23	11,995
Western Midstream Operating LP 3.95%, 06/01/2025		5	5,108
4.75%, 08/15/2028		24	25,371
5.05%, 02/01/2030		20	22,005

			653,553

Other Industrial – 0.1%
Avient Corp. 5.75%, 05/15/2025(d)		16	16,975
IAA, Inc. 5.50%, 06/15/2027(d)		5	5,248

			22,223

	Principal Amount (000)		U.S. $ Value

Services – 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(d)	U.S.$	24	$25,708
APX Group, Inc. 6.75%, 02/15/2027(d)		30	32,108
Aramark Services, Inc. 6.375%, 05/01/2025(d)		42	44,673
Sabre GLBL, Inc. 9.25%, 04/15/2025(d)		18	21,358
TripAdvisor, Inc. 7.00%, 07/15/2025(d)		12	12,966

			136,813

Technology – 0.4%
Austin BidCo, Inc. 7.125%, 12/15/2028(d)		10	10,374
Boxer Parent Co., Inc. 7.125%, 10/02/2025(d)		6	6,489
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		14	14,535
CommScope, Inc. 5.50%, 03/01/2024(d)		20	20,553
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(d)		36	37,451
Microchip Technology, Inc. 4.25%, 09/01/2025(d)		9	9,422
NCR Corp. 8.125%, 04/15/2025(d)		18	19,708
Presidio Holdings, Inc. 4.875%, 02/01/2027(d)		2	2,105
8.25%, 02/01/2028(d)		2	2,222
Science Applications International Corp. 4.875%, 04/01/2028(d)		4	4,223
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(d)		60	61,632

			188,714

Transportation - Airlines – 0.2%
Hawaiian Brand Intellectual PR 5.75%, 01/20/2026(d)		24	24,684
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(d)		68	76,577

			101,261

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(d)		2	2,021
10.50%, 05/15/2025(d)		38	44,886

	Principal Amount (000)		U.S. $ Value

XPO Logistics, Inc. 6.75%, 08/15/2024(d)	U.S.$	10	$10,548

			57,455

			3,304,783

Financial Institutions – 0.6%
Banking – 0.1%
Alliance Data Systems Corp. 4.75%, 12/15/2024(d)		35	35,648
7.00%, 01/15/2026(d)		14	14,842

			50,490

Brokerage – 0.0%
NFP Corp. 7.00%, 05/15/2025(d)		18	19,391

Finance – 0.3%
Navient Corp. 6.50%, 06/15/2022		14	14,666
SLM Corp. 4.20%, 10/29/2025		103	109,252

			123,918

Insurance – 0.0%
Acrisure LLC/Acrisure Finance, Inc. 8.125%, 02/15/2024(d)		7	7,308

Other Finance – 0.0%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(d)		8	8,231

REITS – 0.2%
Diversified Healthcare Trust 9.75%, 06/15/2025		36	40,853
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(d)		31	32,933

			73,786

			283,124

Utility – 0.0%
Electric – 0.0%
Calpine Corp. 5.125%, 03/15/2028(d)		8	8,283
Talen Energy Supply LLC 7.25%, 05/15/2027(d)		5	5,287

			13,570

Total Corporates - Non-Investment Grade (cost $3,340,418)			3,601,477

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.9%
CLO - Floating Rate – 1.9%
Ballyrock CLO Ltd. Series 2019-2A, Class A1A 1.474% (LIBOR 3 Month + 1.25%), 11/20/2030(c) (d)	U.S.$	250	$250,026
Elm CLO Ltd. Series 2015-1A, Class AR2 1.204% (LIBOR 3 Month + 0.98%), 04/20/2029(c) (d)		390	389,066
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 3.380% (LIBOR 3 Month + 3.15%), 01/20/2034(c) (d)		250	250,026

Total Collateralized Loan Obligations (cost $863,249)			889,118

EMERGING MARKETS - TREASURIES – 1.8%
Brazil – 1.8%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023 (cost $874,437)	BRL	4,146	824,776

BANK LOANS – 1.5%
Industrial – 1.3%
Basic – 0.1%
Illuminate Buyer, LLC 4.121% (LIBOR 1 Month + 4.00%), 06/30/2027(i)	U.S.$	50	49,969

Capital Goods – 0.1%
BWay Holding Company 3.381% (LIBOR 1 Month + 3.25%), 04/03/2024(i)		28	27,095
Garrett Motion SARL (aka Garrett Motion Inc.) 5.750% (PRIME 3 Month + 2.50%), 09/27/2025(i)		23	22,648

			49,743

Communications - Media – 0.0%
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(i)		10	9,981
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(i)		9	8,767

			18,748

Communications - Telecommunications – 0.1%
Zacapa S.A R.L. 4.769% (LIBOR 3 Month + 4.50%), 07/02/2025(i)		44	43,984

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 3.630% (LIBOR 1 Month + 3.50%), 11/06/2024(i)	U.S.$	23	$22,656

Consumer Cyclical - Other – 0.0%
Playtika Holding Corp. 7.000% (LIBOR 3 Month + 6.00%), 12/10/2024(i)		22	21,959

Consumer Cyclical - Retailers – 0.0%
PetSmart, Inc. 4.500% (LIBOR 3 Month + 3.50%), 03/11/2022(i)		17	17,402

Consumer Non-Cyclical – 0.3%
Froneri International Limited 5.871% (LIBOR 1 Month + 5.75%), 01/31/2028(i) (j)		8	7,898
Kronos Acquisition Holdings, Inc. 12/22/2026(k)		80	79,916
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(i)		28	27,666

			115,480

Other Industrial – 0.1%
Rockwood Service Corporation 4.371% (LIBOR 1 Month + 4.25%), 01/23/2027(i)		3	3,143
RS IVY Holdco., Inc. 6.500% (LIBOR 3 Month + 5.50%), 12/23/2027(j)		30	30,000

			33,143

Services – 0.1%
Amentum Government Services Holdings LLC 3.621% (LIBOR 1 Month + 3.50%), 01/29/2027(i)		3	2,959
Parexel International Corporation 2.871% (LIBOR 1 Month + 2.75%), 09/27/2024(i)		12	12,145
Sabre GLBL, Inc. 4.750% (LIBOR 1 Month + 4.00%), 12/17/2027(i) (j)		10	10,094
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(i)		20	18,317

			43,515

Technology – 0.4%
athenahealth, Inc. 4.633% (LIBOR 1 Month + 4.50%), 02/11/2026(i)		19	18,809

	Principal Amount (000)		U.S. $ Value

Avaya Inc. 4.377% (LIBOR 1 Month + 4.25%), 12/15/2024(i)	U.S.$	1	$895
Boxer Parent Company Inc. (aka BMC Software, Inc.) 4.371% (LIBOR 1 Month + 4.25%), 10/02/2025(i)		28	27,591
EIG Investors Corp. 01/27/2028(k)		89	88,965
Pitney Bowes Inc. 5.63% (LIBOR 1 Month + 5.50%), 01/07/2025(i)		11	10,544
Presidio Holdings Inc. 3.72% (LIBOR 3 Month + 3.50%), 01/22/2027(i)		9	9,441
Solera, LLC (Solera Finance, Inc.) 2.871% (LIBOR 1 Month + 2.75%), 03/03/2023(i)		23	22,587

			178,832

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.75% (LIBOR 1 Month + 4.75%), 04/29/2023(i)		10	10,104

			605,535

Financial Institutions – 0.1%
Insurance – 0.1%
Cross Financial Corp. 5.50% (LIBOR 1 Month + 4.50%), 09/15/2027(i) (j)		50	50,500
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.121% (LIBOR 1 Month + 4.00%), 09/03/2026(i)		11	10,828

			61,328

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(i)		4	4,200
4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(i)		22	21,925

			26,125

Total Bank Loans (cost $688,006)			692,988

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 1.3%
Other ABS - Fixed Rate – 0.9%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2019-43, Class PT 6.192%, 11/15/2044(e)	U.S.$	8	$7,475
Series 2019-HP1, Class B 3.48%, 12/15/2026(d)		100	101,605
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(d)		100	102,186
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(d)		100	101,542
SoFi Consumer Loan Program Trust Series 2020-1, Class D 2.94%, 01/25/2029(d)		100	101,561

			414,369

Autos - Fixed Rate – 0.4%
Exeter Automobile Receivables Trust
Series 2018-4A, Class E 5.38%, 07/15/2025(d)		115	122,790
Series 2019-1A, Class E 5.20%, 01/15/2026(d)		40	42,878
Series 2019-2A, Class E 4.68%, 05/15/2026(d)		15	15,982
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(d)		14	14,696

			196,346

Total Asset-Backed Securities (cost $595,750)			610,715

EMERGING MARKETS - SOVEREIGNS – 1.0%
Egypt – 0.5%
Egypt Government International Bond 5.75%, 05/29/2024(d)		212	228,496

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(d) (l) (m)		16	1,840

Nigeria – 0.1%
Nigeria Government International Bond 5.625%, 06/27/2022		40	41,525

Oman – 0.4%
Oman Government International Bond 4.875%, 02/01/2025(d)		200	208,938

Total Emerging Markets - Sovereigns (cost $469,224)			480,799

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
United Arab Emirates – 0.5%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(d) (cost $198,650)	U.S.$	200	$213,000

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Mexico – 0.4%
Petroleos Mexicanos 5.35%, 02/12/2028		101	96,480
5.95%, 01/28/2031		53	50,291
6.49%, 01/23/2027		22	22,660

Total Quasi-Sovereigns (cost $153,666)			169,431

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.0%
Eldorado Gold Corp. 9.50%, 06/01/2024(d)		14	15,556

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		91	95,141

Energy – 0.1%
Leviathan Bond Ltd. 6.125%, 06/30/2025(d)		23	25,300

Total Emerging Markets - Corporate Bonds (cost $119,548)			135,997

	Shares

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $1,879,303)		1,879,303	1,879,303

	Principal Amount (000)

Governments - Treasuries – 0.2%
Egypt – 0.2%
Egypt Treasury Bills
Series 182D Zero Coupon, 03/23/2021	EGP	875	54,667
Series 364D Zero Coupon, 03/16/2021		875	54,860

Total Governments - Treasuries (cost $109,645)			109,527

U.S. $ Value

Total Short-Term Investments (cost $1,988,948)	$1,988,830

Total Investments – 135.6% (cost $61,453,082)(q)	62,532,521
Other assets less liabilities – (35.6)%	(16,432,466)

Net Assets – 100.0%	$46,100,055

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	2	March 2021	$307,656	$(6,034)
U.S. T-Note 5 Yr (CBT) Futures	28	March 2021	3,524,500	7,364
Sold Contracts
10 Yr Canadian Bond Futures	4	March 2021	461,732	2,770
10 Yr Mini Japan Government Bond Futures	3	March 2021	434,655	851
Euro-Schatz Futures	3	March 2021	408,918	(9)
U.S. T-Note 2 Yr (CBT) Futures	3	March 2021	662,930	(707)
U.S. T-Note 10 Yr (CBT) Futures	101	March 2021	13,840,156	89,813

				$94,048

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	300	USD	57	02/02/2021	$1,901
Citibank, NA	BRL	4,261	USD	778	02/02/2021	(640)
Citibank, NA	USD	55	BRL	300	02/02/2021	45
Citibank, NA	USD	788	BRL	4,261	02/02/2021	(9,422)
Citibank, NA	BRL	4,261	USD	788	03/02/2021	9,458
Citibank, NA	PEN	1,109	USD	307	03/18/2021	2,371
Goldman Sachs Bank USA	BRL	3,365	USD	635	02/02/2021	20,127
Goldman Sachs Bank USA	USD	614	BRL	3,365	02/02/2021	505
Goldman Sachs Bank USA	BRL	330	USD	61	03/02/2021	921
HSBC Bank USA	USD	12	IDR	163,286	04/15/2021	(119)
Morgan Stanley Capital Services, Inc.	BRL	597	USD	113	02/02/2021	4,328
Morgan Stanley Capital Services, Inc.	USD	109	BRL	597	02/02/2021	90
State Street Bank & Trust Co.	MXN	3,565	USD	179	02/25/2021	5,716
State Street Bank & Trust Co.	USD	7	MXN	135	02/25/2021	(194)
State Street Bank & Trust Co.	JPY	2,145	USD	21	02/26/2021	150
State Street Bank & Trust Co.	EUR	341	USD	417	03/17/2021	2,657
UBS AG	CAD	5,590	USD	4,366	02/18/2021	(5,208)

						$32,686

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	(5.00)%	Quarterly	2.95%	USD	186	$(16,406)	$(163)	$(16,243)
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	2.65	USD	572	52,375	(45,575)	97,950
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	3.16	USD	2,273	197,645	147,336	50,309
Ford Motor Company 4.346% 12/08/2026, 6/20/2024*	5.00	Quarterly	2.03	USD	40	4,064	3,803	261
iTraxx -Xover Series 34, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.70	EUR	1,539	204,673	106,240	98,433

						$442,351	$211,641	$230,710

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	670	05/24/2021	2.288%	3 Month LIBOR	Semi-Annual/ Quarterly	$(7,047)	$—	$(7,047)
CAD	680	05/22/2024	3 Month CDOR	1.985%	Semi-Annual/ Semi-Annual	24,722	—	24,722
USD	260	05/24/2024	2.206%	3 Month LIBOR	Semi-Annual/ Quarterly	(17,308)	—	(17,308)

						$367	$—	$367

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	500	$(129,549)	$(183,803)	$54,254
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	10	(2,592)	(2,650)	58
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	18	(4,666)	(4,417)	(249)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	19	(4,925)	(4,616)	(309)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	26	(6,739)	(6,316)	(423)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	24	(6,217)	(2,037)	(4,180)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	36	(9,325)	(3,040)	(6,285)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	53	(13,728)	(3,270)	(10,458)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	79	(20,463)	(4,839)	(15,624)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	360	(26,860)	(11,339)	(15,521)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	555	(143,754)	(76,000)	(67,754)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	24	(6,216)	(2,027)	(4,189)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	156	(40,407)	(33,634)	(6,773)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	400	(103,606)	(49,498)	(54,108)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00%	Quarterly	3.11%	EUR	15	$(1,562)	$(2,615)	$1,053
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	3.11	EUR	15	(1,562)	(2,601)	1,039
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	196	(82,267)	(38,074)	(44,193)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	12	(3,108)	(1,013)	(2,095)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	3	(777)	(182)	(595)

						$(608,323)	$(431,971)	$(176,352)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx USD
Contingent Convertible Liquid Developed Markets AT1 Index TRI	3 Month LIBOR	Maturity	USD	151	03/20/2021	$968

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2021
HSBC Bank USA†	0.11%	—	$3,329,202
HSBC Bank USA†	0.13%	—	1,258,341
HSBC Bank USA†	0.13%	—	841,121

			$5,428,664

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2021

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Governments - Treasuries	$5,428,664	$0	$0	$0	$5,428,664

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $16,186,975 or 35.1% of net assets.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of January 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.192%, 11/15/2044	10/09/2019	$7,704	$7,475	0.02%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.828%, 10/27/2022	10/11/2019	46,296	46,293	0.10%

(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2021.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(l)	Non-income producing security.
(m)	Defaulted.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,228,337 and gross unrealized depreciation of investments was $(966,471), resulting in net unrealized appreciation of $1,261,866.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

EGP – Egyptian Pound

EUR – Euro

IDR – Indonesian Rupiah

JPY – Japanese Yen

MXN – Mexican Peso

PEN – Peruvian Sol

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TBA – To Be Announced

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$21,891,216	$—	$21,891,216
Mortgage Pass-Throughs	—	12,024,833	—	12,024,833
Collateralized Mortgage Obligations	—	6,906,573	—	6,906,573
Governments - Sovereign Agencies	—	4,290,256	—	4,290,256
Corporates - Investment Grade	—	3,937,787	—	3,937,787
Commercial Mortgage-Backed Securities	—	3,874,725	—	3,874,725
Corporates - Non-Investment Grade	—	3,601,477	—	3,601,477
Collateralized Loan Obligations	—	889,118	—	889,118
Emerging Markets - Treasuries	—	824,776	—	824,776
Bank Loans	—	594,496	98,492	692,988
Asset-Backed Securities	—	610,715	—	610,715
Emerging Markets - Sovereigns	—	480,799	—	480,799
Governments - Sovereign Bonds	—	213,000	—	213,000
Quasi-Sovereigns	—	169,431	—	169,431
Emerging Markets - Corporate Bonds	—	135,997	—	135,997
Short-Term Investments:
Investment Companies	1,879,303	—	—	1,879,303
Governments - Treasuries	—	109,527	—	109,527

Total Investments in Securities	1,879,303	60,554,726	98,492	62,532,521
Other Financial Instruments(a):
Assets:
Futures	100,798	—	—	100,798
Forward Currency Exchange Contracts	—	48,269	—	48,269
Centrally Cleared Credit Default Swaps	—	458,757	—	458,757
Centrally Cleared Interest Rate Swaps	—	24,722	—	24,722
Total Return Swaps	—	968	—	968
Liabilities:
Futures	(6,750)	—	—	(6,750)
Forward Currency Exchange Contracts	—	(15,583)	—	(15,583)
Centrally Cleared Credit Default Swaps	—	(16,406)	—	(16,406)
Centrally Cleared Interest Rate Swaps	—	(24,355)	—	(24,355)
Credit Default Swaps	—	(608,323)	—	(608,323)
Reverse Repurchase Agreements	(5,428,664)	—	—	(5,428,664)

Total	$(3,455,313)	$60,422,775	$98,492	$57,065,954

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$430	$5,296	$3,847	$1,879	$0	*

*	Amount less than $500.